Consolidated Statements Of Cash Flow (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Operating Activities
Net income/(loss)	$ 231,050,000		$ 41,067,000		$ (16,295,000)
Adjustments to reconcile net income/(loss) to net cash provided/(used) by operating activities:
Provision for loan losses	27,000,000		55,000,000		78,000,000	[1]
Provision/(benefit) for deferred income taxes	9,081,000		(9,376,000)		(70,266,000)
Depreciation and amortization of premises and equipment	35,715,000		36,514,000		35,028,000
Amortization of intangible assets	4,170,000		3,912,000		3,910,000
Net other amortization and accretion	17,009,000		31,187,000		79,034,000
Net (increase)/decrease in derivatives	170,000		650,000		(8,847,000)
Fair value adjustment on mortgage servicing rights	(1,248,000)		(20,182,000)		5,075,000
Repurchase and foreclosure provision	(4,300,000)		170,000,000		299,256,000
Fair value adjustment to foreclosed real estate	3,465,000		4,987,000		9,422,000
Litigation and regulatory matters	(2,720,000)		63,654,000		33,313,000
(Gains)/losses on divestitures	0		(638,000)		(485,000)
Stock-based compensation expense	11,351,000		16,144,000		16,201,000
Tax benefit reversals stock-based compensation plans	7,220,000		1,569,000		4,140,000
Equity securities (gains)/losses, net	(2,872,000)		(2,211,000)		(365,000)
Debt securities (gains)/losses, net	0		451,000		(328,000)
(Gains)/losses on extinguishment of debt	4,166,000		0		0
Loss on deconsolidation of debt	1,960,000		0		0
Net (gains)/losses on sale/disposal of fixed assets	1,906,000		2,213,000		(2,540,000)
Proceeds from sale of mortgage servicing rights	70,204,000		39,633,000		0
Net (increase)/decrease in:
Trading securities	(392,806,000)		455,520,000		(283,239,000)
Loans held-for-sale	228,867,000		31,785,000		11,960,000
Capital markets receivables	2,767,000		72,517,000		(31,598,000)
Interest receivable	1,911,000		3,571,000		6,007,000
Other assets	288,148,000		8,787,000		188,423,000
Net increase/(decrease) in:
Capital markets payables	(3,016,000)		(89,156,000)		24,434,000
Interest payable	169,000		(4,301,000)		(2,386,000)
Other liabilities	(60,599,000)		(285,843,000)		(223,446,000)
Trading liabilities	225,966,000		(196,081,000)		217,144,000
Total adjustments	473,684,000		390,306,000		387,847,000
Net cash provided/(used) by operating activities	704,734,000		431,373,000		371,552,000
Available-for-sale securities:
Sales	7,829,000		63,787,000		47,536,000
Maturities	627,487,000		899,591,000		1,085,524,000
Purchases	(751,365,000)		(1,348,526,000)		(1,157,906,000)
Premises and equipment:
Sales	3,507,000		765,000		7,354,000
Purchases	(31,404,000)		(27,349,000)		(21,862,000)
Net (increase)/decrease in:
Loans	(866,107,000)		1,464,212,000		(489,308,000)
Interests retained from securitizations classified as trading securities	1,692,000		5,482,000		8,736,000
Interest-bearing cash	(891,670,000)		(349,940,000)		99,483,000
Cash receipts related to divestitures	0		1,638,000		5,278,000
Cash received for acquisition	413,352,000		53,293,000		0
Net cash provided/(used) by investing activities	(1,486,679,000)		762,953,000		(415,165,000)
Common stock:
Stock options exercised	1,864,000		651,000		144,000
Cash dividends paid	(47,366,000)		(38,229,000)		(10,066,000)
Repurchase of shares	(43,579,000)	[2]	(91,533,000)	[2]	(133,757,000)	[2]
Tax benefit reversals stock-based compensation plans	(7,220,000)		(1,569,000)		(4,140,000)
Preferred stock issuance	0		95,624,000		0
Cash dividends paid - preferred stock - noncontrolling interest	(11,465,000)		(11,465,000)		(11,406,000)
Cash dividends paid - Series A preferred stock	(6,200,000)		(4,288,000)		0
Term borrowings:
Issuance	397,672,000		0		2,699,000
Payments/maturities	(23,572,000)		(430,088,000)		(234,209,000)
Increases in restricted and secured term borrowings	2,310,000		5,052,000		7,595,000
Net cash paid to deconsolidate/collapse securitization trusts	(225,151,000)		0		0
Net increase/(decrease) in:
Deposits	898,232,000		(258,184,000)		416,700,000
Short-term borrowings	89,916,000		(738,650,000)		288,060,000
Net cash provided/(used) by financing activities	1,025,441,000		(1,472,679,000)		321,620,000
Net increase/(decrease) in cash and cash equivalents	243,496,000		(278,353,000)		278,007,000
Cash and cash equivalents at beginning of period	827,909,000		1,106,262,000		828,255,000
Cash and cash equivalents at end of period	1,071,405,000		827,909,000		1,106,262,000
Supplemental Disclosures
Total interest paid	81,151,000		97,387,000		111,033,000
Total taxes paid	77,779,000		5,437,000		33,112,000
Total taxes refunded	3,947,000		26,113,000		169,396,000
Transfer from loans to other real estate owned	$ 20,877,000		$ 23,340,000		$ 33,558,000

[1]	2012 includes approximately $23 million of loan loss provision related to dischargedbankruptcies.
[2]
2014 includes $38.5 million repurchased under the share repurchase program launched in 2014. 2013 and 2012 include $87.6 million, and $131.0 million, respectively, repurchased under the share repurchase program which was active from October 2011 to January 2014.